Income (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share

	For the Years Ended June 30,
	2019	2018	2017

Net income (loss)	$27,555,442	$(82,889,335)	$(28,427,244)
Net (loss) income from continuing operations	(932,863)	(683,295)	(2,200,106)
Net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)

Weighted Average Shares Outstanding-Basic and Diluted	18,055,150	11,653,729	9,914,313

Income (loss) per share- basic and diluted	$1.53	$(7.11)	$(2.87)
Net (loss) income per share from continuing operations – basic and diluted	$(0.05)	$(0.06)	$0.05
Net income (loss) per share from discontinued operations – basic and diluted	$1.58	$(7.05)	$(2.92)